INCOME TAXES - Current and deferred portions of income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current tax (expense)	$ (19,580,355)	$ (9,779,815)	$ (5,552,745)
Deferred tax benefit (expense)	(829,366)	(3,206,495)	1,264,080
Income tax expense	$ (20,409,721)	$ (12,986,310)	$ (4,288,665)